Net Loss Per Share Attributable to Common Stockholders- Excluded From Calculation (Details) - shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Outstanding common stock equivalents have been excluded from diluted net loss per common share
Outstanding common stock equivalents have been excluded from diluted net loss per common share (in shares)	8,560,885	1,723,914
Options
Outstanding common stock equivalents have been excluded from diluted net loss per common share
Outstanding common stock equivalents have been excluded from diluted net loss per common share (in shares)	2,571,220	919,506
Warrants
Outstanding common stock equivalents have been excluded from diluted net loss per common share
Outstanding common stock equivalents have been excluded from diluted net loss per common share (in shares)	5,968,876	748,872
RSUs
Outstanding common stock equivalents have been excluded from diluted net loss per common share
Outstanding common stock equivalents have been excluded from diluted net loss per common share (in shares)	20,789	55,536